Long-term Investment	12 Months Ended
Dec. 31, 2011
Long-term Investment
11.	Long-term Investment

Investment represents a 10% equity ownership in Telehouse Beijing Co., Ltd. (“BJ Tele”), an foreign investment company established in the PRC by aBitCool and a third party foreign company on August 22, 2007. BJ Tele is principally engaged in the business of manufacturing and rental of cabinets.

On September 30, 2011, the Company through its subsidiary, 21Vianet HK, made a cash investment of RMB8,200,000 (US$1,303,000) to purchase 10% equity interest of BJ Tele from aBitCool. There were no impairment indicators noted that is associated with the long-term investment as of December 31, 2011.